Segmental information	12 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Segmental information	Results for the yearIntroduction
This section explains the results and performance of the group for the three years ended 30 June 2024. Disclosures are provided for segmental information, operating costs, exceptional items, finance income and charges, the group's share of results of associates and joint ventures, taxation. For associates, joint ventures and taxation, balance sheet disclosures are also provided in this section.
2. Segmental information
Accounting policies
Sales comprise revenue from contracts with customers from the sale of goods, royalties and rents receivable. Revenue from the sale of goods includes excise and other duties which the group pays as principal but excludes duties and taxes collected on behalf of third parties, such as value added tax. Sales are recognised as or when performance obligations are satisfied by transferring control of a good or service to the customer, which is determined by considering, among other factors, the delivery terms agreed with customers.
For the sale of goods, the transfer of control occurs when the significant risks and rewards of ownership are passed to the customer.
Based on the shipping terms agreed with customers, the transfer of control of goods occurs at the time of dispatch for the majority of sales. Where the transfer of control is subsequent to the dispatch of goods, the time between dispatch and receipt by the customer is generally less than five days. The group includes in sales the net consideration to which it expects to be entitled. Sales are recognised to the extent that it is highly probable that a significant reversal will not occur. Therefore, sales are stated net of expected price discounts, allowances for customer loyalty and certain promotional activities and similar items. Generally, payment of the transaction price is due within credit terms that are consistent with industry practices, with no element of financing.
Net sales are sales less excise duties. Diageo incurs excise duties throughout the world. In the majority of countries, excise duties are effectively a production tax which becomes payable when the product is removed from bonded premises and is not directly related to the value of sales. It is generally not included as a separate item on external invoices; increases in excise duty are not always passed on to the customer and where a customer fails to pay for products received the group cannot reclaim the excise duty. The group therefore recognises excise duty, unless it regards itself as an agent of the regulatory authorities, as a cost to the group.
Advertising costs, point of sale materials and sponsorship payments are charged to marketing in operating profit when the company has a right of access to the goods or services acquired.
Exceptional items are those that in management’s judgement need to be disclosed separately. Such items are included in the income statement caption to which they relate, and form part of the segmental reporting. Management believes that separate disclosure of exceptional items and the classification between operating and non-operating further helps investors to understand the performance of the group.
Changes in estimates and reversals in relation to items previously recognised as exceptional are presented consistently as exceptional in the current year.
Diageo is an international manufacturer and distributor of premium drinks. Diageo also owns a number of investments in associates and joint ventures, as set out in note 6.
The segmental information presented is consistent with management reporting provided to the Executive Committee (the chief operating decision-maker).
The Executive Committee considers the business principally from a geographical perspective based on the location of third-party sales and the business analysis is presented by geographical segment. In addition to these geographical selling segments, a further segment reviewed by the Executive Committee is the Supply Chain and Procurement (SC&P) segment, which manufactures products for other group companies and includes the production sites in the United Kingdom, Ireland, Italy, Guatemala and Mexico, as well as comprises the global procurement function.
The group's operations also include the Corporate segment. Corporate costs are in respect of central costs, including finance, marketing, corporate relations, human resources and legal, as well as certain information systems, facilities and employee costs that are not allocable to the geographical segments or to SC&P.
Diageo uses shared services operations to deliver transaction processing activities for markets and operational entities. These centres are located in India, Hungary, Colombia and the Philippines. These captive business service centres also perform certain central finance activities, including elements of financial planning and reporting, treasury and HR services. The costs of shared services operations are recharged to the regions.
For planning and management reporting purposes, Diageo uses budgeted exchange rates that are set at the prior year's weighted average exchange rate. In order to ensure a consistent basis on which performance is measured through the year, prior period results are also restated to the budgeted exchange rate. Segmental information for net sales and operating profit before exceptional items are reported on a consistent basis with management reporting. The adjustments required to retranslate the segmental information to actual exchange rates and to reconcile it to the group’s reported results are shown in the tables below. The comparative segmental information, prior to retranslation, has not been restated at the current year’s budgeted exchange rates but is presented at the budgeted rates for the respective year.
In addition, for management reporting purposes, Diageo presents the result of acquisitions and disposals completed in the current and prior year separately from the results of the geographical segments. The impact of acquisitions and disposals on net sales and operating profit is disclosed under the appropriate geographical segments in the tables below at budgeted exchange rates.
(a) Segmental information for the consolidated income statement

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
2024
Sales	8,514	8,024	6,320	2,432	2,478	3,551	(3,551)	27,768	123	27,891
Net sales
At budgeted exchange rates(1)	7,897	4,405	3,860	1,702	2,162	3,455	(3,353)	20,128	118	20,246
Acquisitions and disposals	2	30	30	—	131	—	—	193	—	193
SC&P allocation	12	65	12	11	2	(102)	—	—	—	—
Retranslation to actual exchange rates	(3)	(59)	(85)	105	(539)	198	(198)	(581)	5	(576)
Hyperinflation	—	363	—	21	22	—	—	406	—	406
Net sales	7,908	4,804	3,817	1,839	1,778	3,551	(3,551)	20,146	123	20,269
Operating profit/(loss)
At budgeted exchange rates(1)	2,992	1,370	1,121	527	448	(40)	—	6,418	(343)	6,075
Acquisitions and disposals	(12)	(14)	7	—	27	—	—	8	—	8
SC&P allocation	(5)	(22)	(7)	(5)	(1)	40	—	—	—	—
Fair value remeasurements	128	27	—	(16)	—	—	—	139	—	139
Retranslation to actual exchange rates	133	26	(58)	(5)	(332)	—	—	(236)	(23)	(259)
Hyperinflation	—	(8)	—	1	(11)	—	—	(18)	—	(18)
Operating profit/(loss) before exceptional items	3,236	1,379	1,063	502	131	—	—	6,311	(366)	5,945
Exceptional operating items(2)	(197)	(122)	375	—	—	—	—	56	—	56
Operating profit/(loss)	3,039	1,257	1,438	502	131	—	—	6,367	(366)	6,001
Non-operating items										(70)
Net finance charges										(885)
Share of after tax results of associates and joint ventures										414
Profit before taxation										5,460

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million
2023
Sales	8,859	7,245	6,484	2,714	2,864	3,687	(3,687)	28,166	104	28,270
Net sales
At budgeted exchange rates(1)	8,109	4,526	4,134	2,200	2,186	3,943	(3,854)	21,244	115	21,359
Acquisitions and disposals	27	27	48	3	138	—	—	243	—	243
SC&P allocation	10	52	11	12	4	(89)	—	—	—	—
Retranslation to actual exchange rates	(37)	(537)	(352)	(56)	(289)	(167)	167	(1,271)	(11)	(1,282)
Hyperinflation	—	235	—	—	—	—	—	235	—	235
Net sales	8,109	4,303	3,841	2,159	2,039	3,687	(3,687)	20,451	104	20,555
Operating profit/(loss)
At budgeted exchange rates(1)	3,132	1,441	1,187	800	466	(42)	—	6,984	(392)	6,592
Acquisitions and disposals	(23)	(19)	7	—	37	—	—	2	(8)	(6)
SC&P allocation	3	(31)	(7)	(4)	(3)	42	—	—	—	—
Fair value remeasurements	122	34	—	1	—	—	—	157	—	157
Retranslation to actual exchange rates	(12)	(144)	(83)	(14)	(211)	—	—	(464)	3	(461)
Hyperinflation	—	31	—	—	—	—	—	31	—	31
Operating profit/(loss) before exceptional items	3,222	1,312	1,104	783	289	—	—	6,710	(397)	6,313
Exceptional operating items(2)	(118)	(12)	(581)	—	(55)	—	—	(766)	—	(766)
Operating profit/(loss)	3,104	1,300	523	783	234	—	—	5,944	(397)	5,547
Non-operating items										364
Net finance charges										(712)
Share of after tax results of associates and joint ventures										443
Profit before taxation										5,642

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million
2022
Sales	8,888	7,531	7,481	2,585	3,196	2,672	(2,672)	29,681	70	29,751
Net sales
At budgeted exchange rates(1)	8,037	4,398	3,887	2,007	2,292	2,829	(2,720)	20,730	74	20,804
Acquisitions and disposals	46	32	—	4	20	—	—	102	—	102
SC&P allocation	13	63	13	16	4	(109)	—	—	—	—
Retranslation to actual exchange rates	10	(510)	(63)	—	(78)	(48)	48	(641)	(4)	(645)
Hyperinflation	—	255	—	—	—	—	—	255	—	255
Net sales	8,106	4,238	3,837	2,027	2,238	2,672	(2,672)	20,446	70	20,516
Operating profit/(loss)
At budgeted exchange rates(1)	3,224	1,464	948	715	466	(31)	—	6,786	(343)	6,443
Acquisitions and disposals	(37)	14	—	—	(13)	—	—	(36)	—	(36)
SC&P allocation	(3)	(23)	(1)	(3)	(1)	31	—	—	—	—
Fair value remeasurements	43	48	—	(10)	—	—	—	81	—	81
Retranslation to actual exchange rates	41	(172)	—	10	(33)	—	—	(154)	26	(128)
Hyperinflation	—	14	—	—	—	—	—	14	—	14
Operating profit/(loss) before exceptional items	3,268	1,345	947	712	419	—	—	6,691	(317)	6,374
Exceptional operating items(2)	(1)	(184)	(292)	—	—	—	—	(477)	—	(477)
Operating profit/(loss)	3,267	1,161	655	712	419	—	—	6,214	(317)	5,897
Non-operating items										(88)
Net finance charges										(556)
Share of after tax results of associates and joint ventures										555
Profit before taxation										5,808
(1)These items represent the IFRS 8 performance measures for the geographical and SC&P segments.
(2)For definition and details of exceptional items, see pages 246-250.
(i)The net sales figures for SC&P reported to the Executive Committee primarily comprise inter-segment sales and these are eliminated in a separate column in the above segmental analysis. Apart from sales by the SC&P segment to the other operating segments, inter-segmental sales are not material.
(ii)The group’s net finance charges are managed centrally and are not attributable to individual operating segments.
(iii)Approximately 38% of annual net sales occurred in the last four months of calendar year 2023.(b) Other segmental information

	North America $ million	Europe $ million	Asia Pacific $ million	Latin America and Caribbean $ million	Africa $ million	SC&P $ million	Corporate and other $ million	Total $ million
2024
Purchase of property, plant and equipment and computer software	305	338	154	6	83	612	12	1,510
Depreciation and intangible asset amortisation	(122)	(166)	(83)	(13)	(88)	(192)	(13)	(677)
Underlying impairment	—	—	—	(1)	—	—	—	(1)
Exceptional impairment of tangible assets	(33)	(5)	(8)	—	—	—	—	(46)
Exceptional impairment of intangible assets	(54)	(96)	379	—	—	—	—	229
2023 (re-presented)
Purchase of property, plant and equipment and computer software	236	252	198	146	152	427	6	1,417
Depreciation and intangible asset amortisation	(114)	(118)	(75)	(22)	(95)	(161)	(12)	(597)
Exceptional impairment of tangible assets	(63)	3	(27)	—	—	—	—	(87)
Exceptional impairment of intangible assets	(36)	(31)	(546)	—	—	—	—	(613)
2022 (re-presented)
Purchase of property, plant and equipment and computer software	306	247	194	170	184	341	15	1,457
Depreciation and intangible asset amortisation	(107)	(121)	(124)	(21)	(106)	(157)	(15)	(651)
Exceptional impairment of tangible assets	—	(4)	—	—	—	—	—	(4)
Exceptional impairment of intangible assets	—	(119)	(290)	—	—	—	—	(409)
(c) Category and geographical analysis

	Category analysis					Geographic analysis
	Spirits $ million	Beer $ million	Ready to drink $ million	Other $ million	Total $ million	United States $ million	India $ million	Great Britain $ million	Rest of World $ million	Total $ million
2024
Sales(1)	22,406	4,107	949	429	27,891	8,041	3,247	2,849	13,754	27,891
Non-current assets(2), (3)						7,642	2,207	3,969	14,868	28,686
2023 (re-presented)
Sales(1)	22,855	4,026	1,079	310	28,270	8,366	3,301	2,565	14,038	28,270
Non-current assets(2), (3)						7,328	2,265	3,665	14,118	27,376
2022 (re-presented)
Sales(1)	24,059	4,160	1,172	360	29,751	8,415	4,282	2,848	14,206	29,751
Non-current assets(2), (3)						7,137	2,899	2,920	13,143	26,099
(1)The geographical analysis of sales is based on the location of third-party customers.
(2)The geographical analysis of non-current assets is based on the geographical location of the assets and comprises intangible assets, property, plant and equipment, biological assets, investments in associates and joint ventures, other investments and non-current other receivables.
(3)The management information provided to the chief operating decision-maker does not include an analysis of assets and liabilities by category and therefore is not disclosed.